Loans, net - Summary of Expected Credit Losses by Economic Sector for Direct Loans (Detail) - Direct Loans [Member] - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 48,249,158	S/ 47,025,350
Expected credit loss	S/ 2,349,425	S/ 2,027,855
Percentage expected credit loss	4.90%	4.30%
Consumer Loan [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 16,325,460	S/ 14,967,799
Expected credit loss	S/ 1,862,384	S/ 1,622,381
Percentage expected credit loss	11.40%	10.80%
Mortgage Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 9,834,398	S/ 9,286,944
Expected credit loss	S/ 87,198	S/ 61,622
Percentage expected credit loss	0.90%	0.70%
Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 3,788,434	S/ 4,412,994
Expected credit loss	S/ 149,776	S/ 138,881
Percentage expected credit loss	4.00%	3.10%
Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 4,844,888	S/ 4,861,041
Expected credit loss	S/ 50,130	S/ 42,403
Percentage expected credit loss	1.00%	0.90%
Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 4,358,973	S/ 3,892,573
Expected credit loss	S/ 71,097	S/ 48,739
Percentage expected credit loss	1.60%	1.30%
Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,241,215	S/ 1,373,255
Expected credit loss	S/ 40,269	S/ 37,727
Percentage expected credit loss	3.20%	2.70%
Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,894,430	S/ 1,892,567
Expected credit loss	S/ 6,695	S/ 3,739
Percentage expected credit loss	0.40%	0.20%
Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 936,835	S/ 924,270
Expected credit loss	S/ 2,897	S/ 1,568
Percentage expected credit loss	0.30%	0.20%
Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 590,501	S/ 606,882
Expected credit loss	S/ 25,537	S/ 17,938
Percentage expected credit loss	4.30%	3.00%
Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 559,070	S/ 557,473
Expected credit loss	S/ 30,067	S/ 35,890
Percentage expected credit loss	5.40%	6.40%
Others [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 3,874,954	S/ 4,249,552
Expected credit loss	S/ 23,375	S/ 16,967
Percentage expected credit loss	0.60%	0.40%
Stage 1 [member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 41,248,010	S/ 41,798,055
Expected credit loss	S/ 545,242	S/ 608,558
Percentage expected credit loss	1.30%	1.50%
Stage 1 [member] | Consumer Loan [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 13,355,812	S/ 12,685,924
Expected credit loss	S/ 466,606	S/ 534,005
Percentage expected credit loss	3.50%	4.20%
Stage 1 [member] | Mortgage Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 8,981,439	S/ 8,698,789
Expected credit loss	S/ 6,794	S/ 4,236
Percentage expected credit loss	0.10%	0.00%
Stage 1 [member] | Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 3,220,741	S/ 3,837,304
Expected credit loss	S/ 24,033	S/ 31,844
Percentage expected credit loss	0.70%	0.80%
Stage 1 [member] | Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 4,357,971	S/ 4,346,251
Expected credit loss	S/ 11,196	S/ 8,403
Percentage expected credit loss	0.30%	0.20%
Stage 1 [member] | Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 3,727,813	S/ 3,529,961
Expected credit loss	S/ 15,792	S/ 12,056
Percentage expected credit loss	0.40%	0.30%
Stage 1 [member] | Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 998,739	S/ 1,102,988
Expected credit loss	S/ 6,843	S/ 7,047
Percentage expected credit loss	0.70%	0.60%
Stage 1 [member] | Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,708,377	S/ 1,747,159
Expected credit loss	S/ 3,209	S/ 1,391
Percentage expected credit loss	0.20%	0.10%
Stage 1 [member] | Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 746,792	S/ 867,431
Expected credit loss	S/ 784	S/ 886
Percentage expected credit loss	0.10%	0.10%
Stage 1 [member] | Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 457,473	S/ 499,385
Expected credit loss	S/ 2,628	S/ 1,595
Percentage expected credit loss	0.60%	0.30%
Stage 1 [member] | Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 404,840	S/ 415,827
Expected credit loss	S/ 1,499	S/ 1,667
Percentage expected credit loss	0.40%	0.40%
Stage 1 [member] | Others [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 3,288,013	S/ 4,067,036
Expected credit loss	S/ 5,858	S/ 5,428
Percentage expected credit loss	0.20%	0.10%
Stage 2 [member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 5,490,460	S/ 4,037,168
Expected credit loss	S/ 833,912	S/ 737,286
Percentage expected credit loss	15.20%	18.30%
Stage 2 [member] | Consumer Loan [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 2,236,552	S/ 1,829,574
Expected credit loss	S/ 713,361	S/ 657,474
Percentage expected credit loss	31.90%	35.90%
Stage 2 [member] | Mortgage Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 579,554	S/ 349,628
Expected credit loss	S/ 25,753	S/ 12,285
Percentage expected credit loss	4.40%	3.50%
Stage 2 [member] | Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 390,704	S/ 402,454
Expected credit loss	S/ 38,186	S/ 29,009
Percentage expected credit loss	9.80%	7.20%
Stage 2 [member] | Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 427,950	S/ 451,393
Expected credit loss	S/ 14,568	S/ 12,389
Percentage expected credit loss	3.40%	2.70%
Stage 2 [member] | Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 555,988	S/ 298,534
Expected credit loss	S/ 18,725	S/ 10,186
Percentage expected credit loss	3.40%	3.40%
Stage 2 [member] | Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 167,002	S/ 194,840
Expected credit loss	S/ 7,976	S/ 7,035
Percentage expected credit loss	4.80%	3.60%
Stage 2 [member] | Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 173,386	S/ 134,545
Expected credit loss	S/ 1,854	S/ 967
Percentage expected credit loss	1.10%	0.70%
Stage 2 [member] | Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 188,577	S/ 55,187
Expected credit loss	S/ 1,767	S/ 462
Percentage expected credit loss	0.90%	0.80%
Stage 2 [member] | Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 86,954	S/ 84,056
Expected credit loss	S/ 2,216	S/ 1,825
Percentage expected credit loss	2.50%	2.20%
Stage 2 [member] | Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 113,431	S/ 91,910
Expected credit loss	S/ 1,163	S/ 1,654
Percentage expected credit loss	1.00%	1.80%
Stage 2 [member] | Others [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 570,362	S/ 145,047
Expected credit loss	S/ 8,343	S/ 4,000
Percentage expected credit loss	1.50%	2.80%
Stage 3 [member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,510,688	S/ 1,190,127
Expected credit loss	S/ 970,271	S/ 682,011
Percentage expected credit loss	64.20%	57.30%
Stage 3 [member] | Consumer Loan [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 733,096	S/ 452,301
Expected credit loss	S/ 682,417	S/ 430,902
Percentage expected credit loss	93.10%	95.30%
Stage 3 [member] | Mortgage Loans [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 273,405	S/ 238,527
Expected credit loss	S/ 54,651	S/ 45,101
Percentage expected credit loss	20.00%	18.90%
Stage 3 [member] | Commerce [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 176,989	S/ 173,236
Expected credit loss	S/ 87,557	S/ 78,028
Percentage expected credit loss	49.50%	45.00%
Stage 3 [member] | Manufacturing [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 58,967	S/ 63,397
Expected credit loss	S/ 24,366	S/ 21,611
Percentage expected credit loss	41.30%	34.10%
Stage 3 [member] | Professional Scientific and Technical Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 75,172	S/ 64,078
Expected credit loss	S/ 36,580	S/ 26,497
Percentage expected credit loss	48.70%	41.40%
Stage 3 [member] | Communications Storage And Transportation [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 75,474	S/ 75,427
Expected credit loss	S/ 25,450	S/ 23,645
Percentage expected credit loss	33.70%	31.30%
Stage 3 [member] | Agriculture [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 12,667	S/ 10,863
Expected credit loss	S/ 1,632	S/ 1,381
Percentage expected credit loss	12.90%	12.70%
Stage 3 [member] | Electricity Gas Water And Oil [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 1,466	S/ 1,652
Expected credit loss	S/ 346	S/ 220
Percentage expected credit loss	23.60%	13.30%
Stage 3 [member] | Leaseholds and Real Estate Activities [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 46,074	S/ 23,441
Expected credit loss	S/ 20,693	S/ 14,518
Percentage expected credit loss	44.90%	61.90%
Stage 3 [member] | Construction And Infrastructure [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 40,799	S/ 49,736
Expected credit loss	S/ 27,405	S/ 32,569
Percentage expected credit loss	67.20%	65.50%
Stage 3 [member] | Others [Member]
Disclosure of Expected Credit Losses by Economic Sector for Direct Loans [Line Items]
Carrying amount	S/ 16,579	S/ 37,469
Expected credit loss	S/ 9,174	S/ 7,539
Percentage expected credit loss	55.30%	20.10%